Material accounting policies - Price index identification and movement (Details) - Argentina - Discontinued operations	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial reporting in hyperinflationary economies
Price index level	7,694	3,533
Change in index	4,161